Shareholder Report, Holdings (Details)	Feb. 28, 2026
C000042237 [Member] | Other [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000042237 [Member] | N A not applicable [Member]
Holdings [Line Items]
Percent of Total Investments	4.80%	[1]
C000042237 [Member] | N R not rated [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%	[1]
C000042237 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	69.70%	[1]
C000042237 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%	[1]
C000042237 [Member] | BB or Lower [Member]
Holdings [Line Items]
Percent of Total Investments	21.40%	[1]
C000042237 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	50.90%
C000042237 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	12.20%
C000042237 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	4.90%
C000042237 [Member] | SPAIN
Holdings [Line Items]
Percent of Total Investments	5.10%
C000042237 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	1.30%
C000042237 [Member] | MEXICO
Holdings [Line Items]
Percent of Total Investments	1.00%
C000042237 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	9.30%
C000042237 [Member] | FINLAND
Holdings [Line Items]
Percent of Total Investments	1.10%
C000042237 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	11.70%
C000042237 [Member] | BERMUDA
Holdings [Line Items]
Percent of Total Investments	0.90%
C000042237 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000042237 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Total Investments	8.20%
C000042237 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000042237 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000042237 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000042237 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	85.30%	[2]
C000171408 [Member] | Other [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000171408 [Member] | N A not applicable [Member]
Holdings [Line Items]
Percent of Total Investments	4.80%	[3]
C000171408 [Member] | N R not rated [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%	[3]
C000171408 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	69.70%	[3]
C000171408 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%	[3]
C000171408 [Member] | BB or Lower [Member]
Holdings [Line Items]
Percent of Total Investments	21.40%	[3]
C000171408 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	50.90%
C000171408 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	12.20%
C000171408 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	4.90%
C000171408 [Member] | SPAIN
Holdings [Line Items]
Percent of Total Investments	5.10%
C000171408 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	1.30%
C000171408 [Member] | MEXICO
Holdings [Line Items]
Percent of Total Investments	1.00%
C000171408 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	9.30%
C000171408 [Member] | FINLAND
Holdings [Line Items]
Percent of Total Investments	1.10%
C000171408 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	11.70%
C000171408 [Member] | BERMUDA
Holdings [Line Items]
Percent of Total Investments	0.90%
C000171408 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000171408 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Total Investments	8.20%
C000171408 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000171408 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000171408 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000171408 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	85.30%	[4]
C000042236 [Member] | Other [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000042236 [Member] | N A not applicable [Member]
Holdings [Line Items]
Percent of Total Investments	4.80%	[5]
C000042236 [Member] | N R not rated [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%	[5]
C000042236 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	69.70%	[5]
C000042236 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%	[5]
C000042236 [Member] | BB or Lower [Member]
Holdings [Line Items]
Percent of Total Investments	21.40%	[5]
C000042236 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	50.90%
C000042236 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	12.20%
C000042236 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	4.90%
C000042236 [Member] | SPAIN
Holdings [Line Items]
Percent of Total Investments	5.10%
C000042236 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	1.30%
C000042236 [Member] | MEXICO
Holdings [Line Items]
Percent of Total Investments	1.00%
C000042236 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	9.30%
C000042236 [Member] | FINLAND
Holdings [Line Items]
Percent of Total Investments	1.10%
C000042236 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	11.70%
C000042236 [Member] | BERMUDA
Holdings [Line Items]
Percent of Total Investments	0.90%
C000042236 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000042236 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Total Investments	8.20%
C000042236 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000042236 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000042236 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000042236 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	85.30%	[6]
C000042234 [Member] | Other [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000042234 [Member] | N A not applicable [Member]
Holdings [Line Items]
Percent of Total Investments	4.80%	[7]
C000042234 [Member] | N R not rated [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%	[7]
C000042234 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	69.70%	[7]
C000042234 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%	[7]
C000042234 [Member] | BB or Lower [Member]
Holdings [Line Items]
Percent of Total Investments	21.40%	[7]
C000042234 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	50.90%
C000042234 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	12.20%
C000042234 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	4.90%
C000042234 [Member] | SPAIN
Holdings [Line Items]
Percent of Total Investments	5.10%
C000042234 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	1.30%
C000042234 [Member] | MEXICO
Holdings [Line Items]
Percent of Total Investments	1.00%
C000042234 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	9.30%
C000042234 [Member] | FINLAND
Holdings [Line Items]
Percent of Total Investments	1.10%
C000042234 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	11.70%
C000042234 [Member] | BERMUDA
Holdings [Line Items]
Percent of Total Investments	0.90%
C000042234 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000042234 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Total Investments	8.20%
C000042234 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000042234 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000042234 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000042234 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	85.30%	[8]
C000081597 [Member] | N A not applicable [Member]
Holdings [Line Items]
Percent of Total Investments	13.00%	[9]
C000081597 [Member] | N R not rated [Member]
Holdings [Line Items]
Percent of Total Investments	6.20%	[9]
C000081597 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	42.50%	[9]
C000081597 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%	[9]
C000081597 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%	[9]
C000081597 [Member] | BB or Lower [Member]
Holdings [Line Items]
Percent of Total Investments	34.80%	[9]
C000081597 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000081597 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Total Investments	6.50%
C000081597 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000081597 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	72.00%	[10]
C000081597 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	8.40%
C000081597 [Member] | Structured Notes [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%
C000081597 [Member] | Convertible Preferred Securities [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000081597 [Member] | Convertible Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000081598 [Member] | N A not applicable [Member]
Holdings [Line Items]
Percent of Total Investments	13.00%	[11]
C000081598 [Member] | N R not rated [Member]
Holdings [Line Items]
Percent of Total Investments	6.20%	[11]
C000081598 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	42.50%	[11]
C000081598 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%	[11]
C000081598 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%	[11]
C000081598 [Member] | BB or Lower [Member]
Holdings [Line Items]
Percent of Total Investments	34.80%	[11]
C000081598 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000081598 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Total Investments	6.50%
C000081598 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000081598 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	72.00%	[12]
C000081598 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	8.40%
C000081598 [Member] | Structured Notes [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%
C000081598 [Member] | Convertible Preferred Securities [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000081598 [Member] | Convertible Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000171409 [Member] | N A not applicable [Member]
Holdings [Line Items]
Percent of Total Investments	13.00%	[13]
C000171409 [Member] | N R not rated [Member]
Holdings [Line Items]
Percent of Total Investments	6.20%	[13]
C000171409 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	42.50%	[13]
C000171409 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%	[13]
C000171409 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%	[13]
C000171409 [Member] | BB or Lower [Member]
Holdings [Line Items]
Percent of Total Investments	34.80%	[13]
C000171409 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000171409 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Total Investments	6.50%
C000171409 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000171409 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	72.00%	[14]
C000171409 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	8.40%
C000171409 [Member] | Structured Notes [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%
C000171409 [Member] | Convertible Preferred Securities [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000171409 [Member] | Convertible Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000081600 [Member] | N A not applicable [Member]
Holdings [Line Items]
Percent of Total Investments	13.00%	[15]
C000081600 [Member] | N R not rated [Member]
Holdings [Line Items]
Percent of Total Investments	6.20%	[15]
C000081600 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	42.50%	[15]
C000081600 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%	[15]
C000081600 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%	[15]
C000081600 [Member] | BB or Lower [Member]
Holdings [Line Items]
Percent of Total Investments	34.80%	[15]
C000081600 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000081600 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Total Investments	6.50%
C000081600 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000081600 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	72.00%	[16]
C000081600 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	8.40%
C000081600 [Member] | Structured Notes [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%
C000081600 [Member] | Convertible Preferred Securities [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000081600 [Member] | Convertible Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%

[1]	The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.
[2]	Includes 84.0% of $1,000 Par Preferred and/or Contingent Capital Securities.
[3]	The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.
[4]	Includes 84.0% of $1,000 Par Preferred and/or Contingent Capital Securities.
[5]	The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.
[6]	Includes 84.0% of $1,000 Par Preferred and/or Contingent Capital Securities.
[7]	The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.
[8]	Includes 84.0% of $1,000 Par Preferred and/or Contingent Capital Securities.
[9]	The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.
[10]	Includes 35.8% of $1,000 Par Preferred and/or Contingent Capital Securities.
[11]	The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.
[12]	Includes 35.8% of $1,000 Par Preferred and/or Contingent Capital Securities.
[13]	The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.
[14]	Includes 35.8% of $1,000 Par Preferred and/or Contingent Capital Securities.
[15]	The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.
[16]	Includes 35.8% of $1,000 Par Preferred and/or Contingent Capital Securities.